UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.5%
	AUSTRALIA – 4.0%
172,000	Newcrest Mining Ltd.*	$1,616,951

	BRAZIL – 10.7%
310,000	Ambev S.A. - ADR	1,447,700
623,856	Cia Energetica de Minas Gerais - ADR	923,307
224,300	Grendene S.A.	855,747
119,200	Telefonica Brasil S.A. - ADR	1,039,424
		4,266,178
	CANADA – 10.7%
179,200	Barrick Gold Corp.	1,775,872
94,500	Goldcorp, Inc.	1,071,630
829,751	Yamana Gold, Inc.	1,410,577
		4,258,079
	CHILE – 1.9%
1,544,742	Aguas Andinas S.A. - A Shares	774,709

	FRANCE – 5.7%
25,900	Casino Guichard Perrachon S.A.	1,174,027
16,000	Danone S.A.	1,102,012
		2,276,039
	HONG KONG – 3.1%
114,500	China Mobile Ltd.	1,257,681

	NETHERLANDS – 3.6%
65,332	Royal Dutch Shell PLC - A Shares	1,428,577

	NEW ZEALAND – 3.7%
670,410	Spark New Zealand Ltd.	1,466,411

	NORWAY – 4.0%
116,360	Statoil ASA	1,592,210

	PANAMA – 3.5%
29,550	Copa Holdings S.A. - A Shares	1,391,805

	SINGAPORE – 3.3%
534,000	Singapore Telecommunications Ltd.	1,324,130

	SOUTH KOREA – 3.7%
1,530	Samsung Electronics Co., Ltd.	1,480,203

	SWEDEN – 2.6%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,023,500

	SWITZERLAND – 4.1%
22,000	Nestle S.A.	1,620,715

	THAILAND – 3.0%
2,525,000	Thai Beverage PCL	1,205,251

	TURKEY – 3.0%
137,400	Turkcell Iletisim Hizmetleri AS - ADR	1,217,364

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM – 9.6%
6,000	British American Tobacco PLC - ADR	$666,060
35,900	GlaxoSmithKline PLC - ADR	1,482,311
521,300	Tesco PLC*	1,297,085
128,000	Vodafone Group PLC	411,431
		3,856,887
	UNITED STATES – 3.3%
66,500	Newmont Mining Corp.	1,327,340

	TOTAL COMMON STOCKS (Cost $48,965,279)	33,384,030

Principal Amount
	SHORT-TERM INVESTMENTS – 16.6%
$6,625,915	UMB Money Market Fiduciary, 0.010%[1]	6,625,915

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,625,915)	6,625,915

	TOTAL INVESTMENTS – 100.1% (Cost $55,591,194)	40,009,945
	Liabilities in Excess of Other Assets – (0.1)%	(22,940)

	TOTAL NET ASSETS – 100.0%	$39,987,005

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares[5]		Value

	COMMON STOCKS – 0.1%
	UNITED STATES – 0.1%
6,557	Hycroft Mining Corp. [6,7]	$39,785

	TOTAL COMMON STOCKS (Cost $1,050,808)	39,785

Principal Amount[5]

	FIXED INCOME SECURITIES – 91.0%
	AUSTRALIA – 11.6%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	741,759
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,090,028
1,500,000	5.750%, 7/22/2024	1,278,577
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	836,152
		4,946,516
	BERMUDA – 0.4%
5,000,000	Seadrill Ltd. 3.250%, 3/18/2019[1]	180,568

	BRAZIL – 0.6%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2022	254,638

	CANADA – 9.0%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[2]	481,833
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,590,192
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	357,733
750,000	Province of Ontario Canada 1.900%, 9/8/2017	545,221
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[2,3]	865,515
		3,840,494
	CAYMAN ISLANDS – 2.8%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,188,934

	CHILE – 6.4%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	775,582
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,093,811

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount[5]		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE (Continued)
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	$847,435
		2,716,828
	GERMANY – 7.2%
	KFW
20,000,000	7.000%, 6/14/2016	264,648
14,500,000	5.000%, 5/22/2019	1,889,989
7,000,000	3.500%, 1/22/2021	932,011
		3,086,648
	MALAYSIA – 5.8%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,469,213

	MEXICO – 5.5%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,359,966

	NEW ZEALAND – 8.3%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,385,408
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,529,738
1,000,000	3.500%, 4/14/2033	642,144
		3,557,290
	NORWAY – 3.0%
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	707,579
5,000,000	Marine Harvest A.S.A. 4.580%, 3/12/2018[1,2]	585,290
		1,292,869
	PERU – 3.6%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,514,508

	POLAND – 4.9%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	753,738
2,500,000	1.750%, 1/25/2017[1]	615,273
3,000,000	1.750%, 1/25/2018[1]	737,996
		2,107,007

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount[5]		Value

	FIXED INCOME SECURITIES (Continued)
	SINGAPORE – 4.9%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,2]	$1,362,926
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,2]	705,482
		2,068,408
	SOUTH KOREA – 2.7%
1,750,000	Korea Development Bank 5.250%, 4/3/2018	1,164,589

	SWEDEN – 7.2%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,087,913
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,147,963
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/2018[2,3]	486,952
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	369,746
		3,092,574
	SWITZERLAND – 4.9%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,105,672

	UNITED KINGDOM – 2.2%
500,000	United Kingdom Gilt 4.250%, 6/7/2032	930,821

	UNITED STATES – 0.0%
500,000	Allied Nevada Gold Corp. 8.750%, 6/1/2019[2,3,6,7]	—

	TOTAL FIXED INCOME SECURITIES (Cost $53,512,380)	38,877,543

	SHORT-TERM INVESTMENTS – 6.9%
2,955,876	UMB Money Market Fiduciary, 0.010%[4]	2,955,876

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,955,876)	2,955,876

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount[5]		Value

	TOTAL INVESTMENTS – 98.0% (Cost $57,519,064)	$41,873,204
	Other Assets in Excess of Liabilities – 2.0%	836,324

	TOTAL NET ASSETS – 100.0%	$42,709,528

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,352,467.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Local currency.
[6]	Fair value under procedures established by the Board of Trustees, represents 0.09% of Net Assets.
[7]	Illiquid Security. The total illiquid securities represent 0.09% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	GOLD MINING – 35.7%
100,120	Agnico Eagle Mines Ltd.	$2,947,533
76,100	Asanko Gold, Inc.*1	110,345
10,000	B2Gold Corp.*1	7,638
1,153,600	B2Gold Corp.*	860,931
2,000	Detour Gold Corp.*1	24,327
120,000	DRDGOLD Ltd. - ADR	336,000
334,000	Eldorado Gold Corp.	748,160
150,980	Goldcorp, Inc.	1,712,113
30,000	Lake Shore Gold Corp.*1	27,197
485,000	Mandalay Resources Corp.[1]	270,041
810,990	New Gold, Inc.*	1,970,706
21,000	Randgold Resources Ltd. - ADR	1,485,120
809,100	Yamana Gold, Inc.	1,375,470
		11,875,581
	ROYALTY COMPANIES – 22.4%
80,096	Franco-Nevada Corp.[1]	3,533,035
222,120	Osisko Gold Royalties Ltd.[1]	2,257,826
56,200	Royal Gold, Inc.	1,674,198
		7,465,059
	PRECIOUS METALS DEVELOPMENTAL – 11.4%
165,000	Almaden Minerals Ltd.*1, 2	98,937
2,085,470	Almaden Minerals Ltd. - Class B*	1,261,709
430,000	Almaden Minerals Ltd. - Class B*1	257,834
60,000	Atlantic Gold Corp.*1	13,063
625,000	First Mining Finance Corp. *1, 2	165,073
440,000	First Mining Finance Corp.*1	116,211
895,500	Midas Gold Corp.*1	207,750
350,431	Pretium Resources, Inc.*	1,499,845
713,000	Sunridge Gold Corp.*1	142,508
1,010,000	West Kirkland Mining, Inc.*1	28,839
		3,791,769
	PRECIOUS METALS EXPLORATION – 19.1%
99,000	Almadex Minerals Ltd. *1, 2	13,427
1,509,282	Almadex Minerals Ltd.*1	204,700
260,500	Balmoral Resources Ltd.*1	70,662
2,700,000	Canarc Resource Corp.*1	192,733
703,500	Cartier Resources, Inc.*1	35,152
2,046,213	Eurasian Minerals, Inc.*	798,023
2,193,000	Evrim Resources Corp.*1	297,430
750,000	Evrim Resources Corp.*1, 2	101,720
14,666	Irving Resources, Inc.*1	1,649
140,000	Kaminak Gold Corp. - Class A*1	87,943

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
453,500	Maya Gold & Silver, Inc.*	$37,228
716,666	Medgold Resources Corp.*1	30,694
3,440,000	Medgold Resources Corp.*1, 2	147,334
1,000,000	Medgold Resources Corp.*1, 2	42,830
1,007,000	Midland Exploration, Inc.*1	359,412
2,400,000	Midland Exploration, Inc.*1, 2	856,592
609,000	Midland Exploration, Inc.*1, 2	217,360
2,766,000	Miranda Gold Corp.*1	148,083
680,200	Mirasol Resources Ltd.*1	432,135
1,000,000	Mundoro Capital, Inc.*1	60,675
106,400	Oban Mining Corp.*1	78,989
417,000	Oban Mining Corp.*1, 2	309,572
300,000	Orezone Gold Corp.*1	51,396
60,000	Pilot Gold, Inc.*1	10,279
2,767,000	Radius Gold, Inc.*1	103,696
250,000	Renaissance Gold, Inc.*1	33,907
2,466,400	Revelo Resources Corp.*1	92,431
873,500	Riverside Resources, Inc.*1	87,294
625,000	Rye Patch Gold Corp.*1	53,537
13,433,333	Skeena Resources Ltd.*1, 2	527,399
89,830	Solitario Exploration & Royalty Corp.*	39,525
1,000,000	Thunderstruck Resources Ltd.*1, 2	8,923
40,000	Torex Gold Resources, Inc.*1	35,977
2,836,365	Vista Gold Corp.*	808,364
		6,377,071
	SILVER: EXPLORATION AND MINING – 2.8%
78,266	Fortuna Silver Mines, Inc.*	199,578
591,000	Golden Arrow Resources Corp.*1	80,156
1,250,000	Golden Arrow Resources Corp.*1, 2	169,534
36,500	Pan American Silver Corp.	241,630
19,000	Silver Wheaton Corp.	223,440
		914,338
	DIVERSIFIED EXPLORATION AND MINING – 3.7%
79,010	Altius Minerals Corp.[1]	465,295
255,000	Bitterroot Resources Ltd.*1	6,371
8,000	Freeport-McMoRan, Inc.	36,800
261,000	Lara Exploration Ltd.*1	48,440
239,900	Reservoir Minerals, Inc.*1	614,777

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
360,000	Strategic Metals Ltd.*1	$73,239
		1,244,922
	TOTAL COMMON STOCKS (Cost $51,260,936)	31,668,740

	INVESTMENT MANAGEMENT COMPANIES – 4.5%
	PRECIOUS METALS – 3.5%
10,000	ASA Gold and Precious Metals Ltd.	75,300
145,000	Golden Prospect Precious Metals Ltd.*1	38,988
80,000	Sprott Gold Miners - ETF	1,046,400
		1,160,688
	BULLION – 1.0%
12,400	Central Fund of Canada Ltd. - Class A1	133,052
200	ZKB Gold - Class A - ETF*1	217,654
		350,706
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $2,087,979)	1,511,394

	WARRANTS – 0.1%
	PRECIOUS METALS ROYALTIES – 0.0%
500,000	Sandstorm Gold Ltd., Expiration Date: April 25, 2016*1, 3	—

	SILVER: EXPLORATION AND MINING – 0.0%
1,250,000	Golden Arrrow Resources Corp., Expiration Date: December 18, 2016*1, 2, 3	—

	PRECIOUS METALS DEVELOPMENTAL – 0.1%
82,500	Almaden Minerals Ltd., Expiration Date: February 12, 2016*1, 2, 3	—
1,070,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	11,457
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	3,605
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	1,177
		16,239
	PRECIOUS METALS EXPLORATION – 0.0%
49,500	Almadex Minerals Ltd., Expiration Date: February 12, 2016*1, 2, 3	—
60,000	Dalradian Resources, Inc., Expiration Date: August 1, 2017*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 3	—
2,900,000	Medgold Resources Corp., Expiration Date: August 19, 2017*1, 2, 3	—
540,000	Medgold Resources Corp., Expiration Date: February 17, 2016*1, 2, 3	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 3	—
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 3	—
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 3	—
417,000	Oban Mining Corp., Expiration Date: January 29, 2019*1, 2, 3	—
1,227,900	Revelo Resources Corp., Expiration Date: April 17, 2019*1, 2, 3	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 3	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 3	$—
		—
	TOTAL WARRANTS (Cost $35,791)	16,239

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.2%
	Agnico Eagle Mines Ltd.
30	Exercise Price: $30, Expiration Date: January 21, 2017*	15,450
	Goldcorp, Inc.
100	Exercise Price: $15, Expiration Date: January 21, 2017*	10,900
100	Exercise Price: $18, Expiration Date: January 21, 2017*	6,500
80	Exercise Price: $25, Expiration Date: January 21, 2017*	1,680
100	Exercise Price: $27, Expiration Date: January 21, 2017*	1,600
50	Exercise Price: $17, Expiration Date: January 20, 2018*	7,925
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	1,500
200	Exercise Price: $7, Expiration Date: January 21, 2017*	—
	Royal Gold, Inc.
70	Exercise Price: $50, Expiration Date: January 21, 2017*	10,500
10	Exercise Price: $40, Expiration Date: January 20, 2018*	5,850
20	Exercise Price: $58, Expiration Date: January 20, 2018*	5,600
	Yamana Gold Corp.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	900

	TOTAL CALL OPTIONS (Cost $148,750)	68,405

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $148,750)	68,405

Principal Amount

	SHORT-TERM INVESTMENTS – 0.3%
$84,579	UMB Money Market Fiduciary, 0.010%[4]	84,579

	TOTAL SHORT-TERM INVESTMENTS (Cost $84,579)	84,579

	TOTAL INVESTMENTS – 100.2% (Cost $53,618,035)	33,349,357
	Liabilities in Excess of Other Assets – (0.2)%	(57,531)

	TOTAL NET ASSETS – 100.0%	$33,291,826

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

ADR – American Depositary Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 8.00% of net assets.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.8%
	AUSTRALIA – 7.4%
507,000	Telstra Corp. Ltd.	$2,042,927
794,946	Vicinity Centres - REIT	1,654,989
		3,697,916
	BRAZIL – 9.9%
450,451	Ambev S.A. - ADR	2,103,606
818,400	Cia Energetica de Minas Gerais - ADR	1,211,232
187,900	Telefonica Brasil S.A. - ADR	1,638,488
		4,953,326
	CANADA – 4.9%
43,650	BCE, Inc.	1,758,277
91,047	Freehold Royalties Ltd.	696,062
		2,454,339
	CHILE – 3.4%
3,392,000	Aguas Andinas S.A. - A Shares	1,701,135

	FRANCE – 12.3%
26,250	Casino Guichard Perrachon S.A.	1,189,892
22,700	Danone S.A.	1,563,479
99,300	Engie S.A.	1,584,400
41,780	TOTAL S.A. - ADR	1,851,690
		6,189,461
	HONG KONG – 3.6%
165,000	China Mobile Ltd.	1,812,379

	NETHERLANDS – 3.0%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,497,134

	NEW ZEALAND – 7.7%
1,849,000	Kiwi Property Group Ltd.	1,646,296
1,010,000	Spark New Zealand Ltd.	2,209,208
		3,855,504
	NORWAY – 5.8%
104,100	Statoil A.S.A. - ADR	1,415,760
90,900	Telenor A.S.A.	1,482,782
		2,898,542
	SINGAPORE – 9.7%
779,000	Ascendas Real Estate Investment Trust - REIT	1,277,317
696,000	Singapore Telecommunications Ltd.	1,725,832
3,612,961	Starhill Global REIT - REIT	1,870,137
		4,873,286
	SWEDEN – 2.8%
158,800	Telefonaktiebolaget LM Ericsson - ADR	1,413,320

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TURKEY – 3.5%
199,900	Turkcell Iletisim Hizmetleri AS - ADR	$1,771,114

	UNITED KINGDOM – 12.9%
16,500	British American Tobacco PLC - ADR	1,831,665
41,200	GlaxoSmithKline PLC - ADR	1,701,148
23,650	Unilever N.V.	1,050,297
584,109	Vodafone Group PLC	1,877,505
		6,460,615
	UNITED STATES – 0.9%
5,000	Philip Morris International, Inc.	450,050

	TOTAL COMMON STOCKS (Cost $56,647,196)	44,028,121

Principal Amount

	SHORT-TERM INVESTMENTS – 11.8%
$5,893,755	UMB Money Market Fiduciary, 0.010%[1]	5,893,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,893,755)	5,893,755

	TOTAL INVESTMENTS – 99.6% (Cost $62,540,951)	49,921,876
	Other Assets in Excess of Liabilities – 0.4%	180,022

	TOTAL NET ASSETS – 100.0%	$50,101,898

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	AUSTRALIA – 0.0%
65,082	iSentric Ltd.*	$6,449

	CHILE – 1.0%
345,400	Vina Concha y Toro S.A.	547,440

	CHINA – 11.1%
70,000	Baozun, Inc. - ADR*	462,000
460,000	Bloomage BioTechnology Corp. Ltd.	1,052,817
2,700,000	China Forestry Holdings Co., Ltd.*3,4	—
600,000	China Medical System Holdings Ltd.	705,358
770,000	Haitian International Holdings Ltd.	936,491
688,000	Minth Group Ltd.	1,259,443
600,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	386,878
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.[3,4]	1,271,028
		6,074,015
	HONG KONG – 8.6%
750,000	Lee's Pharmaceutical Holdings Ltd.	693,554
1,100,000	PAX Global Technology Ltd.	1,115,056
2	Sino Biopharmaceutical Ltd.	1
550,000	Techtronic Industries Co., Ltd.	2,086,797
435,100	Vitasoy International Holdings Ltd.	822,708
		4,718,116
	INDIA – 14.5%
96,529	Bajaj Corp. Ltd.	547,002
67,077	Bharat Forge Ltd.	828,381
250,000	CCL Products India Ltd.	623,978
400,000	Fortis Healthcare Ltd.*	1,059,904
193,786	Jyothy Laboratories Ltd.	821,902
145,000	LIC Housing Finance Ltd.	1,027,511
130,000	Natco Pharma Ltd.	1,018,370
50,000	Strides Arcolab Ltd.	865,836
187,848	Syngene International Ltd.*1	1,119,204
		7,912,088
	INDONESIA – 4.3%
8,000,000	Ace Hardware Indonesia Tbk P.T.	467,466
2,774,100	Matahari Putra Prima Tbk P.T.	340,046
2,287,100	Mitra Adiperkasa Tbk P.T.*	625,542
1,000,000	Siloam International Hospitals Tbk P.T.	657,544
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	242,069
		2,332,667
	MALAYSIA – 1.9%
800,000	Globetronics Technology BHD	1,054,671

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO – 13.1%
335,000	Alsea S.A.B. de C.V.	$1,185,756
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,056,785
630,000	Bolsa Mexicana de Valores S.A.B. de C.V.*	856,195
1,000,000	Consorcio ARA S.A.B. de C.V.	293,862
40,000	Gruma S.A.B. de C.V. - B Shares	606,027
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	1,139,915
521,500	Grupo Herdez S.A.B. de C.V.	1,246,116
1	Grupo Lamosa S.A.B. de C.V.	1
730,000	Qualitas Controladora S.A.B. de C.V.*	808,974
		7,193,631
	PHILIPPINES – 11.4%
7,300,000	D&L Industries, Inc.	1,246,040
40,000	GT Capital Holdings, Inc.	1,087,537
1,200,000	Puregold Price Club, Inc.	831,060
600,000	Robinsons Retail Holdings, Inc.	747,492
450,000	Security Bank Corp.	1,345,010
240,000	Universal Robina Corp.	976,174
		6,233,313
	SOUTH KOREA – 18.5%
13,000	CJ E&M Corp.*	1,005,278
1,400	Crown Confectionery Co., Ltd.	691,203
30,000	DuzonBizon Co., Ltd.	546,713
2,000	Hanssem Co., Ltd.	457,949
9,433	LIG Nex1 Co., Ltd.*	1,007,596
11,000	Loen Entertainment, Inc.	730,248
17,145	Muhak Co., Ltd.*	437,820
50,000	NUTRIBIOTECH Co., Ltd.*	2,260,405
16,000	Seegene, Inc.*	517,764
26,000	Value Added Technologies Co., Ltd.	1,050,758
34,000	Vieworks Co., Ltd.	1,424,360
		10,130,094
	TAIWAN – 3.4%
160,000	Gourmet Master Co., Ltd.	1,068,766
50,000	Voltronic Power Technology Corp.	777,835
		1,846,601
	THAILAND – 4.5%
700,000	Robinson Department Store PCL	759,698
6,000,000	Taokaenoi Food & Marketing PCL*	1,729,518
		2,489,216
	UNITED STATES – 3.6%
1,900,000	Nexteer Automotive Group Ltd.	1,967,152

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	VIETNAM – 1.3%
220,988	Mobile World Investment Corp.*	$719,543

	TOTAL COMMON STOCKS (Cost $48,492,167)	53,224,996

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	4,091

	TOTAL WARRANTS (Cost $0)	4,091

Principal Amount

	SHORT-TERM INVESTMENTS – 3.0%
$1,640,330	UMB Money Market Fiduciary, 0.010%[2]	1,640,330

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,640,330)	1,640,330

	TOTAL INVESTMENTS – 100.2% (Cost $50,132,497)	54,869,417
	Liabilities in Excess of Other Assets – (0.2)%	(135,313)

	TOTAL NET ASSETS – 100.0%	$54,734,104

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,119,204.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 2.32% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 2.32% of Net Assets.

 See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”) and EP Emerging Markets Small Companies Fund (formerly known as EP Asia Small Companies Fund) (the “Emerging Markets Small Companies Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).   The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Gold	International Dividend	Emerging Markets Small
	Value Fund	Bond Fund	Fund	Income Fund	Companies Fund

Cost of investments	$55,621,841	$57,519,064	$54,046,592	$62,551,830	$50,132,497

Gross unrealized appreciation	$1,602,844	$201,164	$743,236	$472,917	$9,249,750
Gross unrealized depreciation	(17,214,740)	(15,847,024)	(21,440,471)	(13,102,871)	(4,512,830)
Net unrealized appreciation (depreciation) on investments
	$(15,611,896)	$(15,645,860)	$(20,697,235)	$(12,629,954)	$4,736,920

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$5,585,419	$1,616,951	$—	$7,202,370
Communications	3,280,288	4,459,653	—	7,739,941
Consumer, Cyclical	2,247,552	—	—	2,247,552
Consumer, Non-cyclical	4,801,322	5,193,839	—	9,995,161
Energy	—	3,020,787	—	3,020,787
Technology	—	1,480,203	—	1,480,203
Utilities	1,698,016	—	—	1,698,016
Short-Term Investments	6,625,915	—	—	6,625,915
Total Investments	$24,238,512	$15,771,433	$—	$40,009,945

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$39,785	$39,785
Bonds
Basic Materials	—	—	—	—
Communications	—	2,918,848	—	2,918,848
Consumer, Cyclical	—	1,362,926	—	1,362,926
Consumer, Non-cyclical	—	3,901,391	—	3,901,391
Diversified	—	705,482	—	705,482
Energy	—	662,401	—	662,401
Financial	—	6,607,582	—	6,607,582
Government	—	22,361,180	—	22,361,180
Utilities	—	357,733	—	357,733
Short-Term Investments	2,955,876	—	—	2,955,876
Total Investments	$2,955,876	$38,877,543	$39,785	$41,873,204

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Gold Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Gold Mining	$11,875,581	$—	$—	$11,875,581
Royalty Companies	7,465,059	—	—	7,465,059
Precious Metals Developmental	3,791,769	—	—	3,791,769
Precious Metals Exploration	6,377,071	—	—	6,377,071
Silver: Exploration and Mining	914,338	—	—	914,338
Diversified Exploration and Mining	1,244,922	—	—	1,244,922
Investment Management Companies
Precious Metals	1,160,688	—	—	1,160,688
Bullion	350,706	—	—	350,706
Warrants
Precious Metals Royalties	—	—	—	—
Silver: Exploration and Mining	—	—	—	—
Precious Metals Developmental	16,239	—	—	16,239
Precious Metals Exploration	—	—	—	—
Purchased Call Options Contracts	45,930	22,475	—	68,405
Short-Term Investments	84,579	—	—	84,579
Total Investments	$33,326,882	$22,475	$—	$33,349,357

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$6,581,199	$11,150,633	$—	$17,731,832
Consumer, non-cyclical	7,136,766	2,753,371	—	9,890,137
Energy	5,460,646	—	—	5,460,646
Financial	—	6,448,739	—	6,448,739
Utilities	2,912,367	1,584,400	—	4,496,767
Short-Term Investments	5,893,755	—	—	5,893,755
Total Investments	$27,984,733	$21,937,143	$—	$49,921,876

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$—	$—
Communications	462,000	1,005,278	—	1,467,278
Consumer, Cyclical	2,310,677	9,143,344	—	11,454,021
Consumer, Non-cyclical	6,638,025	16,719,176	1,271,028	24,628,229
Financial	2,721,954	3,460,058	—	6,182,012
Industrial	1,139,916	5,637,100	—	6,777,016
Technology	—	2,716,440	—	2,716,440
Warrants	4,091	—	—	4,091
Short-Term Investments	1,640,330	—	—	1,640,330
Total Investments	$14,916,993	$38,681,396	$1,271,028	$54,869,417

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. International Bond Fund had no transfers between Levels at period end.  The following is a reconciliation of transfers between Levels for the International Value Fund, Gold Fund, International Dividend Income Fund, and Emerging Markets Small Companies Fund from October 31, 2015 to January 31, 2016, represented by recognizing the January 31, 2016 market value of securities:

	International Value Fund	Gold Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
Transfers into Level 1	$-	$18,030	$-	$6,449
Transfers out of Level 1	(14,257,990)	-	(16,675,748)	(1,119,204)
Net transfers in (out) of Level 1	$(14,257,990)	$18,030	$(16,675,748)	$(1,112,755)

Transfers into Level 2	$14,257,990	$-	$16,675,748	$1,119,204
Transfers out of Level 2	-	(18,080)	-	(6,449)
Net transfers in (out) of Level 2	$14,257,990	$(18,080)	$16,675,748	$1,112,755

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2016 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Gold Fund	Emerging Markets Small Companies Fund
Beginning balance October 31, 2015	$41,768	$-	$1,286,693
Transfers into Level 3 during the period	-	-	-
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	(1,983)	-	(15,665)
Net purchases	-	-	-
Net sales	-	-	-
Balance as of January 31, 2016	$39,785	$-	$1,271,028

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2016:

	Fair Value January 31, 2016	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)

Emerging Markets Small Companies Fund – Common Stocks	$ 1,271,028	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/16

* Print the name and title of each signing officer under his or her signature.